COMMITMENTS AND CONTINGENT LIABILITIES - Narrative (Details) $ in Millions	1 Months Ended	6 Months Ended
	Aug. 21, 2024 tanker vessel	Jun. 30, 2024 USD ($) tanker
Subsequent event
Commitments and Contingencies [Line Items]
Vessels remaining to be delivered | vessel	2
LR2 Product Tankers
Commitments and Contingencies [Line Items]
Number of container vessels with amended charter terms | $		$ 267.6
Number of vessels acquired		2
Number of tankers		3
LR2 Product Tankers | Subsequent event
Commitments and Contingencies [Line Items]
Number of vessels delivered	1
LNG Dual-Fuel Chemical Tankers
Commitments and Contingencies [Line Items]
Number of tankers		2
LNG Dual-Fuel Chemical Tankers | Subsequent event
Commitments and Contingencies [Line Items]
Number of vessels delivered	1
SFL Linus
Commitments and Contingencies [Line Items]
SPS related expected expenses | $		$ 27.0